Marketable Securities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank deposit certificates (CDBs) [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of accrued interest	103.00%	103.00%
Bank deposit certificates (CDBs) [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of accrued interest	104.30%	104.40%
Financial Notes Banks [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	108.60%	103.30%
Financial Notes Banks [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	111.98%	110.26%
Marketable securities - treasury financial notes [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	11.83%	13.65%
Marketable securities - treasury financial notes [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial notes remuneration of cdi rates	11.85%	13.88%